CONDENSED STATEMENTS OF OPERATIONS (Unaudited) (Q3) (Parenthetical) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020
STATEMENT OF OPERATIONS [Abstract]
Ordinary shares subject to possible redemption (in shares)	23,668,455	23,750,733	23,750,733	23,740,181	23,668,455
Income attributable to ordinary shares subject to possible redemption	$ 42,655	$ 652,406	$ 652,406	$ 1,827,973	$ 2,074,028